Acquisition of the Carmen Knutsen (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Fair Values Allocated to Each Class of Identifiable Assets in Carmen Knutsen Acquisition and Difference between Purchase Price and Net Assets Acquired

The fair values allocated to each class of identifiable assets in the Carmen Knutsen acquisition and the difference between the purchase price and net assets acquired were calculated as follows:

(U.S. Dollars in thousands)	August 1, 2013
Purchase price (1)	$55,772
Less: Fair value of net assets acquired:
Vessel and equipment (2)	145,000
Cash	89
Inventories	234
Other current assets	108
Long-term debt	(89,125)
Trade accounts payable	(91)
Accrued expenses	(387)
Amount due to related parties	(56)
Subtotal	55,772

Difference between the purchase price and fair value of net assets acquired	$—

(1)	The purchase price of $55.772 million comprises the following:

(U.S. Dollars in thousands)
Cash consideration paid to KNOT	$45,423
Seller’s credit	10,349

Purchase price	$55,772

(2)	Vessel and equipment includes allocation to dry docking of $1,769.

Schedule of Summarized Consolidated Pro Forma Financial Information

Since the Carmen Knutsen was delivered January 2, 2013, there is no pro forma amount for the year ended December 31, 2012.

(U.S. Dollars in thousands, except per unit amounts)	Year Ended December 31, 2013
Revenue	$84,037
Net income	16,695